Segment and Geographic Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and geographic information

 The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC 280 also requires disclosures about the Company’s products and services, geographical areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into four geographical divisions, which are as follows: Brazil; the Caribbean division, consisting of Aruba, Curacao, Colombia, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela; the North Latin America division (“NOLAD”), consisting of Costa Rica, Mexico and Panama; and the South Latin America division (“SLAD”), consisting of Argentina, Chile, Ecuador, Peru and Uruguay. The accounting policies of the segments are the same as those described in Note 3.

As from January 1, 2016, the Company made changes in the allocation of certain expenses previously included in the corporate segment to the operating divisions in order to align the financial statement presentation with the revised allocation used by the Company's management as from that date. In accordance with ASC 280, Segment Reporting, the Company has restated its comparative segment information based on the new allocation of expenses.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2016	2015	2014
Revenues:
Brazil	$1,333,237	$1,361,989	$1,816,046
Caribbean division	409,671	398,144	594,220
NOLAD	363,965	367,364	385,114
SLAD	821,757	925,243	855,685
Total revenues	$2,928,630	$3,052,740	$3,651,065

Adjusted EBITDA:
Brazil	$168,076	$174,102	$220,711
Caribbean division	18,049	2,059	(11,284)
NOLAD	36,288	31,424	25,035
SLAD	76,327	100,718	82,859
Total reportable segments	298,740	308,303	317,321
Corporate and others (i)	(60,295)	(78,132)	(65,647)
Total adjusted EBITDA	$238,445	$230,171	$251,674

	For the fiscal years ended December 31,
	2016	2015	2014
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$238,445	$230,171	$251,674

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(92,969)	(110,715)	(116,811)
Gains from sale or insurance recovery of property and equipment	57,244	12,308	3,379
Write-offs and related contingencies of property and equipment	(5,776)	(6,038)	(7,111)
Impairment of long-lived assets	(7,697)	(12,343)	(50,886)
Impairment of goodwill	(5,045)	(679)	(2,029)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	—	(210)	(2,503)
Reorganization and optimization plan expenses	(5,341)	(18,346)	(4,707)
ADBV Long-Term Incentive Plan incremental compensation from modification	(281)	(741)	(149)
Operating income	178,580	93,407	70,857
(Less) Plus:
Net interest expense	(66,880)	(64,407)	(72,750)
Loss from derivative instruments	(3,065)	(2,894)	(685)
Foreign currency exchange results	32,354	(54,032)	(74,117)
Other non-operating (expenses) income, net	(2,360)	(627)	146
Income tax expense	(59,641)	(22,816)	(32,479)
Net income attributable to non-controlling interests	(178)	(264)	(305)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$78,810	$(51,633)	$(109,333)

	For the fiscal years ended December 31,
	2016	2015	2014
Depreciation and amortization:
Brazil	$43,733	$48,849	$60,261
Caribbean division	27,376	30,998	29,142
NOLAD	21,975	25,733	28,565
SLAD	14,477	19,340	19,989
Total reportable segments	107,561	124,920	137,957
Corporate and others (i)	5,478	8,068	8,202
Purchase price allocation (ii)	(20,070)	(22,273)	(29,348)
Total depreciation and amortization	$92,969	$110,715	$116,811

Property and equipment expenditures:
Brazil	$42,657	$40,482	$100,455
Caribbean division	14,387	11,756	18,717
NOLAD	10,117	14,623	23,680
SLAD	24,967	23,623	25,423
Others	154	480	1,538
Total property and equipment expenditures	$92,282	$90,964	$169,813

	As of December 31,
	2016	2015
Total assets:
Brazil	$726,250	$612,074
Caribbean division	355,568	382,022
NOLAD	247,546	308,632
SLAD	246,344	242,081
Total reportable segments	1,575,708	1,544,809
Corporate and others (i)	82,822	36,946
Purchase price allocation (ii)	(153,477)	(178,553)
Total assets	$1,505,053	$1,403,202

(i)
Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2016, corporate assets primarily include corporate cash and cash equivalents and a collateral deposit. As of December 31, 2015, corporate assets also included derivative instruments.

(ii)	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. See Note 3 for more details. All of the Company’s revenues are derived from foreign operations.

Long-lived assets consisting of property and equipment totaled $847,966 and $833,357 at December 31, 2016 and 2015, respectively. All of the Company’s long-lived assets are related to foreign operations.